Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	PAX WORLD FUNDS SERIES TRUST I
Central Index Key	0000076721
Amendment Flag	false
Document Creation Date	Apr. 30, 2015
Document Effective Date	May 01, 2015
Prospectus Date	May 01, 2015
PAX WORLD BALANCED FUND | Individual Investor Class
Risk/Return:
Trading Symbol	PAXWX
PAX WORLD BALANCED FUND | Institutional Class
Risk/Return:
Trading Symbol	PAXIX
PAX WORLD BALANCED FUND | R Class
Risk/Return:
Trading Symbol	PAXRX
Pax World Growth Fund | Individual Investor Class
Risk/Return:
Trading Symbol	PXWGX
Pax World Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	PWGIX
Pax World Growth Fund | R Class
Risk/Return:
Trading Symbol	PXGRX
Pax World Growth Fund | Class A
Risk/Return:
Trading Symbol	PXGAX
Pax World Small Cap Fund | Individual Investor Class
Risk/Return:
Trading Symbol	PXSCX
Pax World Small Cap Fund | Institutional Class
Risk/Return:
Trading Symbol	PXSIX
Pax World Small Cap Fund | R Class
Risk/Return:
Trading Symbol	PXSRX
Pax World Small Cap Fund | Class A
Risk/Return:
Trading Symbol	PXSAX
Pax World High Yield Bond Fund | Individual Investor Class
Risk/Return:
Trading Symbol	PAXHX
Pax World High Yield Bond Fund | Institutional Class
Risk/Return:
Trading Symbol	PXHIX
Pax World High Yield Bond Fund | R Class
Risk/Return:
Trading Symbol	PXHRX
Pax World High Yield Bond Fund | Class A
Risk/Return:
Trading Symbol	PXHAX
Pax World Global Environmental Markets Fund | Individual Investor Class
Risk/Return:
Trading Symbol	PGRNX
Pax World Global Environmental Markets Fund | Institutional Class
Risk/Return:
Trading Symbol	PGINX
Pax World Global Environmental Markets Fund | R Class
Risk/Return:
Trading Symbol	PGRGX
Pax World Global Environmental Markets Fund | Class A
Risk/Return:
Trading Symbol	PXEAX
Pax MSCI International ESG Index Fund | Institutional Class
Risk/Return:
Trading Symbol	PXNIX
Pax MSCI International ESG Index Fund | Individual Investor Class
Risk/Return:
Trading Symbol	PXINX
Pax MSCI International ESG Index Fund | Class R
Risk/Return:
Trading Symbol	PXIRX
ESG Managers Growth Portfolio | Class A
Risk/Return:
Trading Symbol	PAGAX
ESG Managers Growth Portfolio | Class C
Risk/Return:
Trading Symbol	PAGCX
ESG Managers Growth Portfolio | Institutional Class
Risk/Return:
Trading Symbol	PAGIX
ESG Managers Growth and Income Portfolio | Class A
Risk/Return:
Trading Symbol	PGPAX
ESG Managers Growth and Income Portfolio | Class C
Risk/Return:
Trading Symbol	PWCCX
ESG Managers Growth and Income Portfolio | Institutional Class
Risk/Return:
Trading Symbol	PMIIX
ESG Managers Balanced Portfolio | Class A
Risk/Return:
Trading Symbol	PMPAX
ESG Managers Balanced Portfolio | Class C
Risk/Return:
Trading Symbol	PWPCX
ESG Managers Balanced Portfolio | Institutional Class
Risk/Return:
Trading Symbol	PWPIX
ESG Managers Income Portfolio | Class A
Risk/Return:
Trading Symbol	PWMAX
ESG Managers Income Portfolio | Class C
Risk/Return:
Trading Symbol	PWMCX
ESG Managers Income Portfolio | Institutional Class
Risk/Return:
Trading Symbol	PWMIX